Derivative Financial Instruments Derivative Financial Instruments - Offsetting Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012
Offsetting Assets And Liabilities [Line Items]
Counterparty netting	$ (753.3)	[1]	$ (1,126.9)	[1]
Cash collateral netting	(51.4)	[2]	(85.7)	[2]
Securities collateral netting	(403.3)	[2]	(395.6)	[2]
Net receivables/payables	92.3		120.0
Counterparty netting	(753.3)	[1]	(1,126.9)	[1]
Cash collateral netting	(140.4)	[2]	(943.4)	[2]
Securities collateral netting	(25.6)	[2]	(68.6)	[2]
Net receivables/payables	211.0		211.3
Derivatives, Asset Fair Value	1,130.3		2,350.2
Derivatives, Liability Fair Value	1,300.3		1,728.2
Credit contracts
Offsetting Assets And Liabilities [Line Items]
Derivative, Notional Amount	3,016.0		3,106.0
Derivatives, Asset Fair Value	45.0		63.3
Derivatives, Liability Fair Value	30.7		52.7
Equity contracts
Offsetting Assets And Liabilities [Line Items]
Derivative, Notional Amount	3,987.2		3,967.0
Derivatives, Asset Fair Value	142.8		79.1
Derivatives, Liability Fair Value	14.2		19.1
Foreign exchange contracts
Offsetting Assets And Liabilities [Line Items]
Derivative, Notional Amount	1,782.7		1,985.8
Derivatives, Asset Fair Value	44.0		11.3
Derivatives, Liability Fair Value	61.9		95.0
Interest rate contracts
Offsetting Assets And Liabilities [Line Items]
Derivative, Notional Amount	60,185.4		71,010.3
Derivatives, Asset Fair Value	898.5		2,196.5
Derivatives, Liability Fair Value	$ 1,193.5		$ 1,561.4

[1]	Represents the netting of receivable balances with payable balances for the same counterparty under enforceable netting agreements.
[2]	Represents the netting of collateral received and posted on a counterparty basis under credit support agreements.